Capital transactions (Details) - USD ($)										1 Months Ended	12 Months Ended
	Sep. 20, 2018	Jun. 08, 2018	Apr. 10, 2018	Nov. 15, 2017	Nov. 14, 2017	Apr. 07, 2017	Apr. 05, 2017	Mar. 28, 2017	Mar. 20, 2017	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 27, 2018	Jun. 26, 2018	Jun. 25, 2018	Nov. 13, 2017	Jan. 05, 2017	Jan. 19, 2016	Jan. 18, 2016	Jan. 29, 2008
Class of Stock [Line Items]
Preferred Stock, Shares Authorized											10,000,000	10,000,000		10,000,000		1,000,000					1,000,000
Preferred Stock, Shares Issued											0	0	0
Preferred Stock, Shares Outstanding											0	0
Ordinary shares issued to employees, directors and consultants			180,000
Aggregate proceeds											$ 0	$ 49,991,000	$ 3,091,000
Number of Warrants, Exercised										174,903		(174,903)
Shares Issued, Price Per Share								$ 2.85
Common Stock, Par or Stated Value Per Share											$ 0.004	$ 0.004		$ 0.004	$ 0.004	$ 0.004			$ 0.004	$ 0.001
Allocated Share-based Compensation Expense			$ 194,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.08
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options											$ 861,000	$ 1,461,000						$ 190,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value											$ 1.20							$ 3.90
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms											2 years 5 months 9 days	2 years 3 months 4 days	3 years 3 months 4 days
Rights Offering [Member]
Class of Stock [Line Items]
Aggregate proceeds	$ 50,160,000
Sale of Stock, Number of Shares Issued in Transaction	50,663,270
Sale of Stock, Price Per Share	$ 0.99
Common Stock Offering Expense	$ 166,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		1,000,000
Chief Technology Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		500,000
Chief Executive Officer and Chief Technology Officer [Member]
Class of Stock [Line Items]
Allocated Share-based Compensation Expense											$ 600,000	$ 340,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				2,314,500		434,783	434,783	117,361
Aggregate proceeds					$ 1,852,000	$ 1,000,000		$ 239,000
Number of ordinary shares agreed to be sold through share purchase agreement							434,783		117,361								2,314,500
Shares Issued, Price Per Share				$ 1.20		$ 2.70	$ 2.30		$ 2.04								$ 0.80
Warrant Purchase on Issue of Ordinary Shares							326,087
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.75
Securities Purchase Agreement, Warrants Issued percentage							75.00%
Common Stock, Par or Stated Value Per Share																	$ 0.004
Sale of Stock, Number of Shares Issued in Transaction							434,783		117,361